ADVANCES RECEIVABLE AND PREPAID EXPENSES (Narrative) (Details)	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Sep. 27, 2019 CAD ($)	Sep. 27, 2019 USD ($)
Trade And Other Receivables [Line Items]
Principal amount of unsecured loan	$ 56,199	$ 51,075	$ 65,000	$ 50,044
Interest rate	8.00%
Interest accrued	$ 5,147	1,008
Non-interest bearing, unsecured balance receivable	$ 22,997	$ 12,820